AB Emerging Markets Multi-Asset Portfolio

Portfolio of Investments

June 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 57.4%
Financials – 15.2%
Banks – 11.3%
Absa Group Ltd.	1,149	$10,971
Agricultural Bank of China Ltd. - Class H	7,292,000	2,756,783
Al Rajhi Bank	7,879	173,586
Banco do Brasil SA	44,600	284,468
Banco Santander Chile	918,581	37,088
Bank Mandiri Persero Tbk PT	2,087,000	1,114,491
Bank of Beijing Co., Ltd. - Class A	12,600	8,556
Bank of Chengdu Co., Ltd. - Class A	20,700	51,379
Bank of Communications Co., Ltd. - Class A	116,600	86,848
Bank of Communications Co., Ltd. - Class H	850,000	589,178
Bank Polska Kasa Opieki SA	12,844	235,124
Bank Rakyat Indonesia Persero Tbk PT	2,353,300	657,197
Capitec Bank Holdings Ltd.	606	74,272
China CITIC Bank Corp., Ltd. - Class A	123,800	87,991
China CITIC Bank Corp., Ltd. - Class H	187,000	83,760
China Construction Bank Corp. - Class H	564,000	380,277
China Everbright Bank Co., Ltd. - Class A	189,600	85,373
China Everbright Bank Co., Ltd. - Class H	226,000	73,246
China Merchants Bank Co., Ltd. - Class A (Nth SSE-SEHK)	5,700	36,056
China Merchants Bank Co., Ltd. - Class H	15,500	104,694
Commercial International Bank Egypt SAE	8,202	16,245
CTBC Financial Holding Co., Ltd.	233,000	197,083
Grupo Financiero Banorte SAB de CV - Class O	2,179	12,179
Haci Omer Sabanci Holding AS	554,917	628,681
Halyk Savings Bank of Kazakhstan JSC (GDR)(a) (b)	23,000	230,000
Hana Financial Group, Inc.	64,621	1,964,074
HDFC Bank Ltd.	123,969	2,123,479
Huaxia Bank Co., Ltd.	112,400	87,603
ICICI Bank Ltd.	4,727	42,467
Industrial Bank Co., Ltd. - Class A	491,260	1,464,542
Industrial Bank of Korea	9,453	70,205
Itau Unibanco Holding SA (Preference Shares)	5,400	23,391
Kasikornbank PCL (Foreign Shares)	1,300	5,588
KB Financial Group, Inc.	24,208	904,007
Metropolitan Bank & Trust Co.	482,210	419,479
Sberbank of Russia PJSC(b) (c) (d)	138,696	0
Standard Bank Group Ltd.	1,548	14,769
Turkiye Is Bankasi AS - Class C	303,651	80,235

		15,215,365

Capital Markets – 0.6%
B3 SA - Brasil Bolsa Balcao	223,200	467,430
China International Capital Corp. Ltd.(a)	3,200	6,833
GF Securities Co., Ltd. - Class H	15,800	20,934
Korea Investment Holdings Co., Ltd.	1,593	75,937
Meritz Securities Co., Ltd.	18,414	64,718
NH Investment & Securities Co., Ltd.	9,728	68,049
Samsung Securities Co., Ltd.	2,865	74,059

		777,960

Consumer Finance – 0.0%
Muthoot Finance Ltd.	1,816	22,503

Company	Shares	U.S. $ Value

Diversified Financial Services – 0.4%
Chailease Holding Co., Ltd.	30,450	$213,651
Far East Horizon Ltd.	102,000	85,681
Grupo de Inversiones Suramericana SA	1,118	10,611
Meritz Financial Group, Inc.	3,405	68,037
REC Ltd.	57,502	90,364
Remgro Ltd.	3,787	30,240
Yuanta Financial Holding Co., Ltd.	14,000	9,272

		507,856

Insurance – 1.9%
AIA Group Ltd.	104,600	1,142,919
BB Seguridade Participacoes SA	5,600	27,778
Bupa Arabia for Cooperative Insurance Co.	1,906	80,910
Cathay Financial Holding Co., Ltd.	47,000	80,482
Co. for Cooperative Insurance (The)	4,988	76,730
DB Insurance Co., Ltd.	1,711	81,059
Hyundai Marine & Fire Insurance Co., Ltd.	7,017	167,731
New China Life Insurance Co., Ltd. - Class H	14,300	40,244
PICC Property & Casualty Co., Ltd. - Class H	796,000	830,073
Powszechny Zaklad Ubezpieczen SA	8,272	55,458

		2,583,384

Real Estate Management & Development – 0.0%
Greentown China Holdings Ltd.	26,000	54,060

Thrifts & Mortgage Finance – 1.0%
Housing Development Finance Corp., Ltd.	46,701	1,282,094

		20,443,222

Information Technology – 12.7%
Electronic Equipment, Instruments & Components – 3.9%
Hon Hai Precision Industry Co., Ltd.	727,000	2,668,921
Kingboard Holdings Ltd.	14,000	53,091
Samsung SDI Co., Ltd.	2,240	923,743
Sinbon Electronics Co., Ltd.	159,000	1,362,133
Synnex Technology International Corp.	36,000	64,446
Unimicron Technology Corp.	22,000	117,741
WPG Holdings Ltd.	46,000	85,356

		5,275,431

IT Services – 0.8%
GDS Holdings Ltd.(b)	4,700	19,764
GDS Holdings Ltd. (ADR)(b)	727	24,275
HCL Technologies Ltd.	4,395	54,419
Infosys Ltd.	10,548	196,050
Infosys Ltd. (Sponsored ADR)	25,439	470,876
Tata Consultancy Services Ltd.	6,430	267,018

		1,032,402

Semiconductors & Semiconductor Equipment – 5.2%
ASE Technology Holding Co., Ltd.	26,000	66,963
Broadcom, Inc.	132	64,127
Faraday Technology Corp.	3,000	19,314
Flat Glass Group Co., Ltd.	11,854	41,730
Himax Technologies, Inc. (ADR)(e)	13,840	103,523
MediaTek, Inc.	56,000	1,229,267
Novatek Microelectronics Corp.	86,000	874,977

Company	Shares	U.S. $ Value

Parade Technologies Ltd.	2,000	$77,861
Powertech Technology, Inc.	27,000	79,796
Realtek Semiconductor Corp.	12,000	146,766
Taiwan Semiconductor Manufacturing Co., Ltd.	209,000	3,349,508
United Microelectronics Corp.	659,000	880,875
Vanguard International Semiconductor Corp.	3,000	7,804

		6,942,511

Software – 0.0%
Tata Elxsi Ltd.	323	33,580

Technology Hardware, Storage & Peripherals – 2.8%
Catcher Technology Co., Ltd.	17,000	94,834
Gigabyte Technology Co., Ltd.	49,000	146,379
Micro-Star International Co., Ltd.	15,000	57,303
Samsung Electronics Co., Ltd.	62,095	2,738,846
Samsung Electronics Co., Ltd. (Preference Shares)	18,616	748,278

		3,785,640

		17,069,564

Consumer Discretionary – 8.8%
Auto Components – 0.2%
Balkrishna Industries Ltd.	1,888	51,864
Fuyao Glass Industry Group Co., Ltd. - Class H(a)	19,200	97,132
Huayu Automotive Systems Co., Ltd. - Class A	32,900	113,246

		262,242

Automobiles – 3.7%
Bajaj Auto Ltd.	401	18,887
BYD Co., Ltd.	3,000	120,929
Dongfeng Motor Group Co., Ltd. - Class H	360,000	274,067
Ford Otomotiv Sanayi AS	10,230	164,878
Hero MotoCorp Ltd.	1,311	45,354
Kia Corp.	35,955	2,145,994
Li Auto, Inc. (ADR)(b)	3,705	141,939
NIO, Inc. (ADR)(b)	5,844	126,932
NIO, Inc. - Class A(b) (e)	44,520	970,417
SAIC Motor Corp., Ltd. - Class A	305,400	814,515
XPeng, Inc. (ADR)(b)	3,840	121,882
Yadea Group Holdings Ltd.(a)	20,000	39,224

		4,985,018

Diversified Consumer Services – 0.0%
Fu Shou Yuan International Group Ltd.	86,000	61,945

Hotels, Restaurants & Leisure – 1.3%
OPAP SA	118,312	1,701,732
Shenzhen Overseas Chinese Town Co., Ltd. - Class A	38,900	37,801

		1,739,533

Household Durables – 0.0%
Coway Co. Ltd.	215	10,637

Internet & Direct Marketing Retail – 2.0%
Alibaba Group Holding Ltd.(b)	23,300	332,384

Company	Shares	U.S. $ Value

JD.com, Inc.	43,639	$1,406,181
Meituan - Class B(a) (b)	36,200	903,345
Naspers Ltd. - Class N	24	3,506

		2,645,416

Multiline Retail – 0.1%
Central Retail Corp. PCL	28,700	28,412
Lotte Shopping Co., Ltd.	958	76,996

		105,408

Specialty Retail – 0.9%
Jarir Marketing Co.	1,781	77,312
JUMBO SA	5,496	80,016
Topsports International Holdings Ltd.(a)	320,000	291,429
Vibra Energia SA	138,500	442,220
Zhongsheng Group Holdings Ltd.	36,000	254,360

		1,145,337

Textiles, Apparel & Luxury Goods – 0.6%
ANTA Sports Products Ltd.	14,400	177,212
Bosideng International Holdings Ltd.	148,000	91,948
Li Ning Co., Ltd.	59,000	549,354
Page Industries Ltd.	80	40,780

		859,294

		11,814,830

Materials – 5.1%
Chemicals – 1.6%
Advanced Petrochemical Co.	1,324	18,156
Braskem SA (Preference Shares)	2,500	17,789
Dongyue Group Ltd.	14,000	17,563
Nan Ya Plastics Corp.	13,000	36,288
Petronas Chemicals Group Bhd	27,500	56,155
PhosAgro PJSC (GDR)(a) (c) (d)	4,421	0
SABIC Agri-Nutrients Co.	1,036	38,116
Saudi Basic Industries Corp.	232	6,291
Sociedad Quimica y Minera de Chile SA (Sponsored ADR)	16,736	1,397,958
Tosoh Corp.	48,200	599,547

		2,187,863

Construction Materials – 0.1%
Anhui Conch Cement Co., Ltd. - Class A (Nth SSE-SEHK)	6,000	31,687
Anhui Conch Cement Co., Ltd. - Class H	12,500	54,249
China National Building Material Co., Ltd. - Class H	22,000	23,566

		109,502

Metals & Mining – 3.4%
Aluminum Corp. of China Ltd. - Class H	14,000	5,263
Anglo American PLC	4,156	148,571
ArcelorMittal SA	4,856	108,898
Baoshan Iron & Steel Co., Ltd. - Class A	601,100	541,423
China Hongqiao Group Ltd.	1,947,596	2,194,053

Company	Shares	U.S. $ Value

First Quantum Minerals Ltd.	1,211	$22,974
Ganfeng Lithium Co., Ltd.(a)	3,640	40,119
Jindal Steel & Power Ltd.	9,930	41,602
Kumba Iron Ore Ltd.	2,883	93,464
MMC Norilsk Nickel PJSC (ADR)(c) (d)	3,568	0
Polyus PJSC (GDR)(c) (d) (f)	284	0
POSCO Holdings, Inc.	6,406	1,142,428
Tata Steel Ltd.	6,021	66,387
Vale SA	4,400	64,368
Vedanta Ltd.	23,139	65,534
Zijin Mining Group Co., Ltd. - Class H	8,000	9,735

		4,544,819

		6,842,184

Industrials – 3.7%
Aerospace & Defense – 0.1%
Bharat Electronics Ltd.	29,291	86,925
Hindustan Aeronautics Ltd.(a)	2,311	51,642

		138,567

Air Freight & Logistics – 0.0%
Hyundai Glovis Co., Ltd.	420	58,389

Airlines – 0.1%
InterGlobe Aviation Ltd.(a) (b)	3,597	73,609
Korean Air Lines Co., Ltd.(b)	3,681	71,790

		145,399

Commercial Services & Supplies – 0.0%
China Everbright Environment Group Ltd.	50,000	29,566

Construction & Engineering – 0.0%
China Railway Group Ltd. - Class H	34,000	21,047

Electrical Equipment – 1.3%
Contemporary Amperex Technology Co., Ltd. - Class A	21,900	1,754,921

Industrial Conglomerates – 0.6%
Bidvest Group Ltd. (The)	4,097	52,782
CITIC Ltd.	83,000	84,612
CJ Corp.	700	42,031
Industries Qatar QSC	13,930	61,117
KOC Holding AS	16,934	37,391
Refrigeration Electrical Engineering Corp.	123,832	459,091
Siemens Ltd.	299	9,111

		746,135

Machinery – 0.2%
China Yuchai International Ltd.	23,050	203,301
Haitian International Holdings Ltd.	9,000	23,022

		226,323

Marine – 0.4%
COSCO SHIPPING Holdings Co., Ltd.	55,100	77,341
Evergreen Marine Corp. Taiwan Ltd.	102,000	289,911
Yang Ming Marine Transport Corp.	57,000	157,651

		524,903

Company	Shares	U.S. $ Value

Professional Services – 0.0%
HeadHunter Group PLC (ADR)(c) (d)	18,930	$0

Road & Rail – 0.1%
Daqin Railway Co., Ltd. - Class A	90,000	88,657

Trading Companies & Distributors – 0.2%
Barloworld Ltd.	25,240	139,242
BOC Aviation Ltd.(a)	1,600	13,528
Xiamen C & D, Inc.	41,600	81,310

		234,080

Transportation Infrastructure – 0.7%
Adani Ports & Special Economic Zone Ltd.	3,583	30,574
China Merchants Port Holdings Co., Ltd.	24,000	40,876
Grupo Aeroportuario del Centro Norte SAB de CV	77,481	494,950
Grupo Aeroportuario del Pacifico SAB de CV - Class B	6,012	84,048
International Container Terminal Services, Inc.	21,170	70,882
Shanghai International Port Group Co., Ltd.	92,900	81,083
TangShan Port Group Co., Ltd. - Class A (Nth SSE-SEHK)	307,500	118,720
Westports Holdings Bhd	30,600	24,651
Zhejiang Expressway Co., Ltd. - Class H	56,000	51,616

		997,400

		4,965,387

Energy – 2.5%
Oil, Gas & Consumable Fuels – 2.5%
Adaro Energy Indonesia Tbk PT	311,400	59,971
Bharat Petroleum Corp., Ltd.	17,591	68,930
China Coal Energy Co., Ltd. - Class H	8,000	6,760
China Petroleum & Chemical Corp.	133,900	81,560
China Shenhua Energy Co., Ltd. - Class A	10,000	49,726
China Shenhua Energy Co., Ltd. - Class H	27,500	78,878
China Suntien Green Energy Corp. Ltd.	55,000	28,016
Exxaro Resources Ltd.	2,881	35,003
Gazprom PJSC (Sponsored ADR)(c) (d)	76,890	0
GS Holdings Corp.	2,177	70,338
Hindustan Petroleum Corp., Ltd.	25,853	71,378
Indian Oil Corp. Ltd.	80,758	76,174
LUKOIL PJSC (Sponsored ADR)(c) (d)	18,789	0
Oil & Natural Gas Corp., Ltd.	6,884	13,181
Parex Resources, Inc.	16,687	282,611
PetroChina Co., Ltd. - Class H	4,128,000	1,936,058
Petroleo Brasileiro SA	11,600	67,692
Petroleo Brasileiro SA (Preference Shares)	12,600	67,244
PTT PCL	26,300	25,292
Saudi Arabian Oil Co.(a)	7,536	77,885
Shaanxi Coal Industry Co., Ltd.	33,500	106,018
Shanxi Lu’an Environmental Energy Development Co., Ltd. - Class A	41,600	90,639
Yankuang Energy Group Co., Ltd. - Class H	30,000	93,850

		3,387,204

Company	Shares	U.S. $ Value

Communication Services – 2.5%
Diversified Telecommunication Services – 0.3%
Emirates Telecommunications Group Co. PJSC	2,191	$15,566
Hellenic Telecommunications Organization SA	1,445	25,237
KT Corp.	2,991	84,102
LG Uplus Corp.	8,421	82,872
MultiChoice Group	10,567	75,222
Sarana Menara Nusantara Tbk PT	282,700	20,886
Telkom Indonesia Persero Tbk PT	292,800	78,767

		382,652

Entertainment – 0.3%
G-bits Network Technology Xiamen Co., Ltd. - Class A	6,500	377,874
NetEase, Inc.	2,800	52,751

		430,625

Interactive Media & Services – 1.5%
Kanzhun Ltd. (ADR)(b)	748	19,657
Tencent Holdings Ltd.	43,900	1,987,140
Yandex NV - Class A(b) (c) (d)	11,500	0

		2,006,797

Media – 0.1%
Cheil Worldwide, Inc.	4,334	79,595

Wireless Telecommunication Services – 0.3%
America Movil SAB de CV	87,632	89,682
Globe Telecom, Inc.	1,400	57,779
MTN Group Ltd.	1,469	11,954
PLDT, Inc.	2,300	70,242
SK Telecom Co., Ltd.	1,856	74,483
Taiwan Mobile Co., Ltd.	15,000	54,506
Turkcell Iletisim Hizmetleri AS	59,472	58,019
Vodacom Group Ltd.	7,080	57,334

		473,999

		3,373,668

Utilities – 2.5%
Electric Utilities – 1.2%
Centrais Eletricas Brasileiras SA	900	7,945
Cia Energetica de Minas Gerais (Preference Shares)	142,179	281,998
CPFL Energia SA	12,200	71,986
Equatorial Energia SA	151,600	661,618
Manila Electric Co.	11,330	74,205
Power Grid Corp. of India Ltd.	64,914	174,701
Transmissora Alianca de Energia Eletrica SA	37,000	273,040

		1,545,493

Entertainment – 0.0%
Adani Power Ltd.(b)	14,309	48,069

Company	Shares	U.S. $ Value

Gas Utilities – 1.1%
GAIL India Ltd.	868,899	$1,491,318

Independent Power and Renewable Electricity Producers – 0.2%
China Longyuan Power Group Corp., Ltd. - Class H	43,000	83,332
Colbun SA	285,970	19,792
Gulf Energy Development PCL	64,800	85,227
NTPC Ltd.	44,820	81,044

		269,395

Water Utilities – 0.0%
Guangdong Investment Ltd.	14,000	14,798

		3,369,073

Consumer Staples – 2.2%
Beverages – 0.0%
Coca-Cola Femsa SAB de CV	7,906	43,824

Food & Staples Retailing – 0.9%
Avenue Supermarts Ltd.(a) (b)	571	24,718
BIM Birlesik Magazalar AS	3,409	16,513
Cencosud SA	15,807	20,119
Magnit PJSC (Sponsored GDR)(a) (c) (d)	5,893	0
President Chain Store Corp.	3,000	27,483
Shoprite Holdings Ltd.	64,600	787,087
Wal-Mart de Mexico SAB de CV	102,893	354,071
X5 Retail Group NV (GDR)(c) (d) (f)	23,937	0

		1,229,991

Food Products – 1.2%
Britannia Industries Ltd.	347	15,165
China Feihe Ltd.(a)	64,384	74,134
JBS SA	12,400	74,849
Kuala Lumpur Kepong Bhd	57,100	284,237
Minerva SA/Brazil	349,600	886,450
Nestle India Ltd.	60	13,313
Nestle SA (REG)	1,390	162,453
Uni-President Enterprises Corp.	40,000	90,188

		1,600,789

Tobacco – 0.1%
Eastern Co. SAE	41,280	22,586
Gudang Garam Tbk PT	6,300	13,190
ITC Ltd.	12,662	43,990
KT&G Corp.	239	15,149

		94,915

		2,969,519

Real Estate – 1.4%
Real Estate Management & Development – 1.4%
A-Living Smart City Services Co., Ltd. - Class H(a)	402,750	648,357
Aldar Properties PJSC	19,953	24,211
China Aoyuan Group Ltd.(c) (d)	411,000	61,421
China Resources Land Ltd.	66,000	309,493
CIFI Ever Sunshine Services Group Ltd.(a)	6,000	7,692

Company		Shares	U.S. $ Value

CIFI Holdings Group Co., Ltd.		35,360	$17,824
Country Garden Services Holdings Co., Ltd.		8,000	35,903
Emaar Properties PJSC		16,710	23,721
Greenland Holdings Corp. Ltd. - Class A		10,700	6,341
Hopson Development Holdings Ltd.		8,624	13,146
KWG Group Holdings Ltd.		19,500	6,234
Logan Group Co. Ltd.(c) (d) (e)		170,000	52,078
Longfor Group Holdings Ltd.(a)		3,500	16,646
Poly Developments and Holdings Group Co., Ltd. - Class A		98,200	256,554
Seazen Group Ltd.(b)		14,000	6,939
Times China Holdings Ltd.		81,000	26,969
Vincom Retail JSC(b)		308,840	379,545

			1,893,074

Health Care – 0.8%
Biotechnology – 0.0%
BeiGene Ltd. (Sponsored ADR)(b)		33	5,341

Health Care Equipment & Supplies – 0.0%
Hartalega Holdings Bhd		20,000	13,885

Health Care Providers & Services – 0.0%
Sinopharm Group Co., Ltd. - Class H		23,600	57,139

Life Sciences Tools & Services – 0.1%
Divi’s Laboratories Ltd.		1,565	72,137

Pharmaceuticals – 0.7%
China Medical System Holdings Ltd.		110,000	171,491
CSPC Pharmaceutical Group Ltd.		28,000	27,987
Genomma Lab Internacional SAB de CV - Class B		689,440	691,171

			890,649

			1,039,151

Total Common Stocks (cost $78,031,016)			77,166,876

	Principal Amount (000)

FIXED INCOME – 35.2%
Sovereign Bonds – 19.5%
Angolan Government International Bond 9.125%, 11/26/2049(a)	U.S.$	779	551,532
Argentine Republic Government International Bond
0.50%, 07/09/2030		1,469	321,058
1.00%, 07/09/2029		236	55,172
1.125%, 07/09/2035		1,359	284,000
2.00%, 01/09/2038		1,249	362,182
2.50%, 07/09/2041		210	54,070
Bahrain Government International Bond
6.00%, 09/19/2044(a)		210	155,374
6.75%, 09/20/2029(a)		244	232,989
7.00%, 10/12/2028(a)		334	330,723

	Principal Amount (000)		U.S. $ Value

Brazilian Government International Bond 2.875%, 06/06/2025	U.S.$	385	$363,055
Colombia Government International Bond
3.125%, 04/15/2031		613	454,693
3.875%, 02/15/2061		200	114,913
5.00%, 06/15/2045		502	335,963
6.125%, 01/18/2041		260	203,742
Dominican Republic International Bond
5.50%, 01/27/2025-02/22/2029(a)		100	99,206
5.875%, 01/30/2060(a)		591	403,284
6.40%, 06/05/2049(a)		364	270,679
6.50%, 02/15/2048(a)		298	223,928
8.625%, 04/20/2027(a)		119	123,559
Ecuador Government International Bond
Zero Coupon, 07/31/2030(a)		106	45,176
0.50%, 07/31/2040(a)		446	189,893
1.00%, 07/31/2035(a)		1,711	844,915
5.00%, 07/31/2030(a)		372	243,335
Egypt Government International Bond
3.875%, 02/16/2026(a)		359	261,172
7.30%, 09/30/2033(a)		217	137,795
7.50%, 02/16/2061(a)		236	130,390
7.60%, 03/01/2029(a)		302	219,705
7.903%, 02/21/2048(a)		300	169,500
8.15%, 11/20/2059(a)		305	175,375
8.50%, 01/31/2047(a)		305	179,187
El Salvador Government International Bond
5.875%, 01/30/2025(a)		87	31,527
6.375%, 01/18/2027(a)		232	77,764
7.625%, 02/01/2041(a)		602	186,733
7.65%, 06/15/2035(a)		57	18,090
8.625%, 02/28/2029(a)		226	73,916
Gabon Government International Bond
6.625%, 02/06/2031(a)		200	147,038
6.95%, 06/16/2025(a)		200	173,475
7.00%, 11/24/2031(a)		200	144,500
Ghana Government International Bond
7.75%, 04/07/2029(a)		243	119,647
7.875%, 02/11/2035(a)		656	306,188
8.125%, 03/26/2032(a)		200	96,000
8.95%, 03/26/2051(a)		266	124,737
Guatemala Government Bond
4.375%, 06/05/2027(a)		401	375,010
4.65%, 10/07/2041(a)		215	156,722
Hungary Government International Bond
2.125%, 09/22/2031(a)		877	677,099
5.25%, 06/16/2029(a)		295	293,925
5.50%, 06/16/2034(a)		223	216,341
Indonesia Government International Bond
3.85%, 10/15/2030		315	299,112

	Principal Amount (000)		U.S. $ Value

4.125%, 01/15/2025(a)	U.S.$	380	$378,646
7.75%, 01/17/2038(a)		100	119,113
Ivory Coast Government International Bond 6.125%, 06/15/2033(a)		463	360,648
6.375%, 03/03/2028(a)		295	260,762
Jamaica Government International Bond 8.00%, 03/15/2039		208	223,119
Lebanon Government International Bond 6.00%, 01/27/2023(a) (b) (g)		36	2,212
6.65%, 04/22/2024(a) (b) (g)		57	3,716
6.85%, 03/23/2027(a) (b) (g)		481	28,349
Series E 6.10%, 10/04/2022(a) (b) (g)		216	14,283
Series G 6.20%, 02/26/2025(a) (b) (g)		206	12,656
6.60%, 11/27/2026(a) (b) (g)		170	10,444
Mexico Government International Bond 3.771%, 05/24/2061		280	181,265
4.75%, 03/08/2044		140	115,964
Morocco Government International Bond 2.375%, 12/15/2027 (a)		251	204,439
Nigeria Government International Bond 7.375%, 09/28/2033(a)		363	236,585
7.625%, 11/28/2047(a)		463	276,642
7.696%, 02/23/2038(a)		240	148,800
8.25%, 09/28/2051(a)		200	123,250
Oman Government International Bond 6.75%, 01/17/2048 (a)		386	331,960
Pakistan Government International Bond 6.875%, 12/05/2027(a)		325	218,522
7.375%, 04/08/2031(a)		222	137,664
Panama Bonos del Tesoro Series DOM 3.362%, 06/30/2031		350	289,625
Panama Government International Bond 2.252%, 09/29/2032		501	391,657
3.87%, 07/23/2060		405	287,373
Panama Notas del Tesoro 3.75%, 04/17/2026		290	279,451
Paraguay Government International Bond 3.849%, 06/28/2033(a)		223	182,135
4.70%, 03/27/2027(a)		200	191,850
4.95%, 04/28/2031(a)		208	191,919
5.00%, 04/15/2026(a)		205	201,259
Perusahaan Penerbit SBSN Indonesia III 4.15%, 03/29/2027 (a)		200	196,600
Peruvian Government International Bond 2.78%, 12/01/2060		588	363,384
2.783%, 01/23/2031		135	114,902
Philippine Government International Bond 3.00%, 02/01/2028		330	311,886

	Principal Amount (000)		U.S. $ Value

3.20%, 07/06/2046	U.S.$	281	$209,376
3.229%, 03/29/2027		225	217,150
3.556%, 09/29/2032		515	475,144
4.20%, 03/29/2047		858	745,816
Qatar Government International Bond 4.40%, 04/16/2050(a)		864	828,360
4.50%, 04/23/2028(a)		300	310,875
5.103%, 04/23/2048(a)		239	250,054
Republic of Kenya Government International Bond 6.875%, 06/24/2024(a)		200	168,000
8.00%, 05/22/2032(a)		346	243,930
Republic of South Africa Government International Bond 5.875%, 04/20/2032		370	312,650
Romanian Government International Bond 3.00%, 02/14/2031(a)		174	133,850
3.625%, 03/27/2032(a)		298	232,682
4.00%, 02/14/2051(a)		210	136,474
5.25%, 11/25/2027(a)		242	230,505
Saudi Government International Bond 3.25%, 10/22/2030(a)		260	244,400
4.625%, 10/04/2047(a)		310	286,750
5.25%, 01/16/2050(a)		201	204,266
Senegal Government International Bond 4.75%, 03/13/2028 (a)	EUR	400	337,440
Sharjah Sukuk Ltd. 3.764%, 09/17/2024 (a)	U.S.$	224	223,692
Sri Lanka Government International Bond 6.20%, 05/11/2027(a) (b) (g)		314	87,955
7.85%, 03/14/2029(a) (b) (g)		578	161,903
Turkey Government International Bond 4.875%, 04/16/2043		1,179	695,463
5.75%, 05/11/2047		280	172,077
Ukraine Government International Bond 6.75%, 06/20/2026(a)	EUR	173	45,777
6.876%, 05/21/2029(a)	U.S.$	484	116,160
7.375%, 09/25/2032(a)		281	68,845
7.75%, 09/01/2023-09/01/2027(a)		1,259	351,068
Uruguay Government International Bond 4.375%, 10/27/2027-01/23/2031		389	392,908
4.975%, 04/20/2055		17	17,145
5.10%, 06/18/2050		194	194,557
7.875%, 01/15/2033		95	118,412
Venezuela Government International Bond 11.95%, 08/05/2031(a) (b) (g)		265	22,483
12.75%, 08/23/2022(a) (b) (g)		564	48,654
Zambia Government International Bond 8.97%, 07/30/2027 (a) (b) (g)		825	479,428

Total Sovereign Bonds (cost $35,208,426)			26,209,718

	Principal Amount (000)		U.S. $ Value

Corporate Bonds – 7.7%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032 (a)	U.S.$	250	$210,000
Adani Green Energy Ltd. 4.375%, 09/08/2024 (a)		200	179,250
Alfa Desarrollo SpA 4.55%, 09/27/2051 (a)		364	259,361
Bank Hapoalim BM 3.255%, 01/21/2032 (a)		355	299,975
Bidvest Group UK PLC (The) 3.625%, 09/23/2026 (a)		365	320,356
Braskem Idesa SAPI 6.99%, 02/20/2032 (a)		219	169,725
Braskem Netherlands Finance BV 4.50%, 01/10/2028 (a)		200	180,803
BRF SA 4.875%, 01/24/2030 (a)		200	158,600
Cemex SAB de CV 7.375%, 06/05/2027 (a)		200	198,500
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029 (a)		66	58,072
Chile Electricity Pec SpA Zero Coupon, 01/25/2028 (a)		446	326,500
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026 (a)		200	180,360
Cometa Energia SA de CV 6.375%, 04/24/2035 (a)		175	170,524
Digicel Group Holdings Ltd. 7.00%, 07/18/2022(f) (h) (i)		17	8,043
10.00% (8.00% Cash and 2.00% PIK), 04/01/2024(h)		255	244,913
Ecopetrol SA 6.875%, 04/29/2030		401	352,479
Embraer Netherlands Finance BV 5.40%, 02/01/2027		79	74,596
Empresa Generadora de Electricidad Haina SA 5.625%, 11/08/2028 (a)		250	212,812
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		200	156,413
8.375%, 11/08/2027	COP	418,000	80,269
Freeport Indonesia PT 5.315%, 04/14/2032 (a)	U.S.$	200	181,500
GNL Quintero SA 4.634%, 07/31/2029 (a)		176	169,297
Gran Tierra Energy International Holdings Ltd. 6.25%, 02/15/2025 (a)		200	171,912

	Principal Amount (000)		U.S. $ Value

Greenko Solar Mauritius Ltd. 5.95%, 07/29/2026 (a)	U.S.$	200	$176,500
Haidilao International Holding Ltd. 2.15%, 01/14/2026 (a)		200	152,000
Hunt Oil Co., of Peru LLC Sucursal Del Peru 6.375%, 06/01/2028 (a)		183	167,491
India Clean Energy Holdings 4.50%, 04/18/2027 (a)		200	144,000
Infraestructura Energetica Nova SAB de CV 3.75%, 01/14/2028 (a)		334	304,316
Iochpe-Maxion Austria GmbH/Maxion Wheels de Mexico S de RL de CV 5.00%, 05/07/2028 (a)		200	166,287
JSW Hydro Energy Ltd. 4.125%, 05/18/2031 (a)		184	146,740
JSW Infrastructure Ltd. 4.95%, 01/21/2029 (a)		200	155,975
Kaisa Group Holdings Ltd. 10.50%, 01/15/2025 (a) (b) (g)		200	27,163
Leviathan Bond Ltd. 6.75%, 06/30/2030 (a)		87	77,618
Light Servicos de Eletricidade SA/Light Energia SA 4.375%, 06/18/2026 (a)		254	221,742
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036 (a)		329	296,329
Logan Group Co., Ltd. 5.25%, 02/23/2023 (a)		300	64,500
Medco Oak Tree Pte Ltd. 7.375%, 05/14/2026 (a)		200	181,500
Minejesa Capital BV 5.625%, 08/10/2037 (a)		215	172,645
Natura & Co. Luxembourg Holdings SARL 6.00%, 04/19/2029 (a)		223	196,240
NBM US Holdings, Inc. 7.00%, 05/14/2026 (a)		205	206,871
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058 (a)		132	529
OEC Finance Ltd. 7.125%, 12/26/2046 (a) (h)		126	3,770
Petrobras Global Finance BV 7.375%, 01/17/2027		135	142,997
Power Finance Corp. Ltd. Series G 3.35%, 05/16/2031 (a)		200	166,064
Powerlong Real Estate Holdings Ltd. 5.95%, 04/30/2025 (a)		225	36,000
Prosus NV 3.257%, 01/19/2027 (a)		200	175,000
Ronshine China Holdings Ltd. 7.10%, 01/25/2025 (a)		200	20,000

	Principal Amount (000)		U.S. $ Value

Saudi Arabian Oil Co. 1.625%, 11/24/2025 (a)	U.S.$	265	$245,092
Scenery Journey Ltd. 12.00%, 10/24/2023 (a) (b) (g)		205	13,107
Shimao Group Holdings Ltd. 5.20%, 01/16/2027(a)		200	21,000
5.60%, 07/15/2026(a)		200	21,000
SierraCol Energy Andina LLC 6.00%, 06/15/2028 (a)		200	146,725
Studio City Finance Ltd. 6.50%, 01/15/2028 (a)		200	112,500
Sunac China Holdings Ltd. 5.95%, 04/26/2024 (a) (b) (g)		270	37,800
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030 (a)		305	224,937
Times China Holdings Ltd. 6.20%, 03/22/2026 (a)		200	28,000
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024 (b) (d) (f) (g) (h)		105	11
TransJamaican Highway Ltd. 5.75%, 10/10/2036 (a)		155	136,207
Transportadora de Gas del Peru SA 4.25%, 04/30/2028 (a)		200	188,725
TSMC Arizona Corp. 3.875%, 04/22/2027		320	318,794
Tullow Oil PLC 10.25%, 05/15/2026 (a)		224	213,920
Vale Overseas Ltd. 3.75%, 07/08/2030		150	130,914
Vedanta Resources Finance II PLC 13.875%, 01/21/2024 (a)		355	315,950
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022 (b) (c) (d) (f) (j)		202	20
Volcan Cia Minera SAA 4.375%, 02/11/2026 (a)		85	73,993
Weibo Corp. 3.375%, 07/08/2030		200	163,975
Xiaomi Best Time International Ltd. 2.875%, 07/14/2031 (a)		215	167,472

Total Corporate Bonds (cost $13,080,832)			10,326,679

Quasi-Sovereign Bonds – 7.7%
Aeropuerto Internacional de Tocumen SA 5.125%, 08/11/2061 (a)		200	157,413
Comision Federal de Electricidad 3.348%, 02/09/2031 (a)		200	153,100
4.677%, 02/09/2051 (a)		200	134,288
5.00%, 09/29/2036 (a)		237	207,967
Corp. Nacional del Cobre de Chile 3.00%, 09/30/2029 (a)		205	178,901
3.75%, 01/15/2031 (a)		200	179,000

	Principal Amount (000)		U.S. $ Value

Development Bank of Kazakhstan JSC 5.75%, 05/12/2025 (a)	U.S.$	309	$307,609
DP World Ltd./United Arab Emirates 4.70%, 09/30/2049 (a)		410	334,227
DP World Salaam 6.00%, 10/01/2025 (a) (i)		313	313,880
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030 (a)		200	179,537
5.00%, 01/25/2047 (a)		200	168,725
Eskom Holdings SOC Ltd. 6.75%, 08/06/2023(a)		363	330,058
7.125%, 02/11/2025(a)		200	168,038
Export-Import Bank of China (The) 4.00%, 11/28/2047 (a)		593	566,588
Indonesia Asahan Aluminium Persero PT 5.80%, 05/15/2050 (a)		200	160,413
KazMunayGas National Co. JSC 4.75%, 04/19/2027 (a)		400	348,200
5.75%, 04/19/2047 (a)		200	152,000
6.375%, 10/24/2048 (a)		200	165,475
Lamar Funding Ltd. 3.958%, 05/07/2025 (a)		364	345,641
NAK Naftogaz Ukraine via Kondor Finance PLC 7.375%, 07/19/2022 (f)		200	151,000
7.625%, 11/08/2026 (f)		200	60,350
Oil and Gas Holding Co. BSCC (The) 7.50%, 10/25/2027 (a)		459	462,098
7.625%, 11/07/2024 (a)		200	205,725
Pertamina Persero PT 2.30%, 02/09/2031 (a)		1,055	853,727
5.625%, 05/20/2043 (a)		200	183,625
Petroleos de Venezuela SA 5.375%, 04/12/2027 (a) (b) (g)		226	12,414
6.00%, 11/15/2026 (a) (b) (g)		220	12,100
9.00%, 11/17/2021 (a) (b) (j)		128	7,064
Petroleos Mexicanos 6.75%, 09/21/2047		324	198,450
6.875%, 08/04/2026		383	341,827
6.95%, 01/28/2060		979	602,574
7.69%, 01/23/2050		140	93,450
8.75%, 06/02/2029 (a)		365	326,515
Petronas Energy Canada Ltd. 2.112%, 03/23/2028 (a)		240	216,842
Qatar Energy 3.30%, 07/12/2051 (a)		706	546,400
Sinochem Offshore Capital Co., Ltd. 2.375%, 09/23/2031 (a)		200	161,582
Sinopec Group Overseas Development 2018 Ltd. 2.70%, 05/13/2030 (a)		347	316,447

	Principal Amount (000)		U.S. $ Value

State Agency of Roads of Ukraine 6.25%, 06/24/2028 (f)	U.S.$	360	$86,400
State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/2030 (a)		321	303,682
State Savings Bank of Ukraine Via SSB #1 PLC 9.625%, 03/20/2025 (a)		72	36,036
Transnet SOC Ltd. 4.00%, 07/26/2022 (a)		200	191,662
Trinidad Generation UnLtd. 5.25%, 11/04/2027 (a)		400	383,500

Total Quasi-Sovereign Bonds (cost $12,435,083)			10,304,530

Emerging Markets - Treasuries – 0.3%
Brazil Letras do Tesouro Nacional Series LTN Zero Coupon, 01/01/2024 (cost $499,928)	BRL	3,055	483,289

Total Fixed Income (cost $61,224,269)			47,324,216

	Shares

EQUITY LINKED NOTES – 1.3%
Information Technology – 1.3%
Electronic Equipment, Instruments & Components – 1.3%
FPT Corp., Macquarie Bank Ltd., expiring 04/05/2023 (b) (cost $615,907)		471,248	1,746,038

INVESTMENT COMPANIES – 0.2%
Funds and Investment Trusts – 0.2%
DCVFMVN30 ETF Fund (b) (k) (cost $97,798)		239,030	219,360

SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.30% (k) (l) (m) (cost $1,587,277)		1,587,277	1,587,277

	Principal Amount (000)

Time Deposits – 0.5%
Australia New Zealand Bank, Hong Kong 0.25%, 07/01/2022	AUD	6	3,988
BBH, Grand Cayman (1.20)%, 07/01/2022	CHF	2	2,033
0.52%, 07/01/2022	GBP	20	23,770
3.60%, 07/01/2022	ZAR	189	11,603
Citibank, London (0.78)%, 07/01/2022	EUR	4	3,879

	Principal Amount (000)		U.S. $ Value

Hong Kong & Shanghai Bank, Hong Kong 0.37%, 07/04/2022	HKD	307	$39,083
Hong Kong & Shanghai Bank, Singapore 0.65%, 07/01/2022	SGD	1	649
Nordea Bank Norge, Oslo 0.07%, 07/01/2022	NOK	2	175
Royal Bank of Canada, Toronto 0.51%, 07/04/2022	CAD	13	10,349
0.91%, 07/01/2022	U.S.$	514	513,710
SEB, Stockholm 0.01%, 07/01/2022	SEK	9	905
Sumitomo, Tokyo (0.36)%, 07/01/2022	JPY	5,630	41,497

Total Time Deposits (cost $651,641)			651,641

Total Short-Term Investments (cost $2,238,918)			2,238,918

Total Investments Before Security Lending Collateral for Securities Loaned – 95.8% (cost $142,207,908)			128,695,408

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.30% (k) (l) (m) (cost $1,064,242)		1,064,242	1,064,242

Total Investments – 96.6% (cost $143,272,150) (n)			129,759,650
Other assets less liabilities – 3.4%			4,618,154

Net Assets – 100.0%			$134,377,804

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
FTSE China A50 Index Futures	137	July 2022	$2,041,601	$50,717
Hang Seng Index Futures	86	July 2022	4,178,044	57,508
U.S. T-Note 5 Yr (CBT) Futures	13	September 2022	1,459,250	7,516
U.S. T-Note 10 Yr (CBT) Futures	37	September 2022	4,385,656	(54,422)
U.S. Ultra Bond (CBT) Futures	14	September 2022	2,160,813	(48,273)
Sold Contracts
MSCI Emerging Markets Futures	139	September 2022	6,968,765	(85,505)

				$(72,459)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	2,249	HUF	815,021	07/07/2022	$(95,586)
Bank of America, NA	USD	2,062	PLN	9,224	07/07/2022	(4,554)
Bank of America, NA	CLP	252,858	USD	303	07/15/2022	28,023
Barclays Bank PLC	BRL	4,156	USD	793	07/05/2022	(690)
Barclays Bank PLC	USD	824	BRL	4,156	07/05/2022	(29,850)
Barclays Bank PLC	INR	57,499	USD	739	07/07/2022	10,611
Barclays Bank PLC	USD	2,880	INR	222,342	07/07/2022	(64,742)
Barclays Bank PLC	USD	2,122	PEN	7,995	07/15/2022	(35,641)
Barclays Bank PLC	KRW	308,001	USD	252	07/27/2022	12,812
Barclays Bank PLC	USD	764	KRW	994,223	07/27/2022	8,031
Barclays Bank PLC	USD	136	PHP	7,173	07/28/2022	(5,630)
Barclays Bank PLC	USD	2,992	MYR	13,215	12/15/2022	(271)
BNP Paribas SA	COP	4,737,176	USD	1,157	07/15/2022	18,322
BNP Paribas SA	USD	233	COP	942,152	07/15/2022	(6,699)
BNP Paribas SA	USD	815	MXN	16,488	07/20/2022	2,801
Brown Brothers Harriman & Co.	USD	141	HUF	52,689	07/07/2022	(1,666)
Brown Brothers Harriman & Co.	USD	97	CZK	2,289	07/14/2022	(299)
Brown Brothers Harriman & Co.	TRY	20,632	USD	1,143	07/19/2022	(84,276)
Brown Brothers Harriman & Co.	MXN	9,732	USD	493	07/20/2022	10,793
Brown Brothers Harriman & Co.	USD	395	MXN	7,876	07/20/2022	(4,730)
Brown Brothers Harriman & Co.	USD	1,503	THB	52,476	08/10/2022	(15,835)
Credit Suisse International	USD	1,423	CZK	33,379	07/14/2022	(11,418)
Credit Suisse International	MXN	12,107	USD	601	07/20/2022	632
Credit Suisse International	USD	2,607	CNH	17,498	07/21/2022	6,737
Credit Suisse International	USD	764	ZAR	12,230	08/18/2022	(16,127)
Deutsche Bank AG	BRL	15,714	USD	2,990	07/05/2022	(13,110)
Deutsche Bank AG	USD	3,000	BRL	15,714	07/05/2022	2,608
Deutsche Bank AG	CLP	1,798,084	USD	2,142	07/15/2022	187,075
Deutsche Bank AG	USD	1,293	COP	5,119,246	07/15/2022	(62,542)
Deutsche Bank AG	USD	136	CNH	914	07/21/2022	622
Deutsche Bank AG	USD	2,636	KRW	3,324,853	07/27/2022	(55,833)
Deutsche Bank AG	USD	1,844	TWD	54,244	07/27/2022	(17,555)
Deutsche Bank AG	IDR	36,519,704	USD	2,510	07/28/2022	69,108
Deutsche Bank AG	USD	5,863	PHP	310,406	07/28/2022	(226,598)
Deutsche Bank AG	USD	2,966	BRL	15,714	08/02/2022	10,451
Goldman Sachs Bank USA	USD	212	CLP	176,802	07/15/2022	(20,054)
Goldman Sachs Bank USA	USD	420	PEN	1,571	07/15/2022	(10,179)
Goldman Sachs Bank USA	TWD	132,238	USD	4,549	07/27/2022	95,381
Goldman Sachs Bank USA	USD	671	TWD	19,909	07/27/2022	(579)
HSBC Bank USA	INR	109,954	USD	1,432	07/07/2022	39,433
HSBC Bank USA	USD	5,845	INR	456,115	07/07/2022	(70,141)
HSBC Bank USA	PEN	2,758	USD	739	07/15/2022	19,846
HSBC Bank USA	KRW	17,356,078	USD	13,926	07/27/2022	455,420
HSBC Bank USA	TWD	59,639	USD	2,050	07/27/2022	41,677
HSBC Bank USA	USD	932	KRW	1,162,395	07/27/2022	(30,015)
HSBC Bank USA	IDR	24,548,253	USD	1,695	07/28/2022	53,817
HSBC Bank USA	USD	4,127	IDR	60,565,623	07/28/2022	(78,643)
JPMorgan Chase Bank, NA	BRL	15,968	USD	3,048	07/05/2022	(2,650)
JPMorgan Chase Bank, NA	USD	3,269	BRL	15,968	07/05/2022	(218,040)
JPMorgan Chase Bank, NA	CLP	998,891	USD	1,121	07/15/2022	34,659
JPMorgan Chase Bank, NA	KRW	681,536	USD	543	07/27/2022	13,829
JPMorgan Chase Bank, NA	TWD	24,383	USD	829	07/27/2022	8,286
JPMorgan Chase Bank, NA	PHP	119,148	USD	2,259	07/28/2022	95,832
Morgan Stanley Capital Services LLC	INR	298,877	USD	3,904	07/07/2022	120,378
Morgan Stanley Capital Services LLC	PEN	1,121	USD	297	07/15/2022	4,823

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	CNH	85,691	USD	12,564	07/21/2022	$(237,452)
Morgan Stanley Capital Services LLC	PHP	11,041	USD	210	07/28/2022	9,302
Morgan Stanley Capital Services LLC	USD	935	ZAR	14,994	08/18/2022	(17,430)
Standard Chartered Bank	CNH	7,145	USD	1,069	07/21/2022	2,078
Standard Chartered Bank	USD	2,745	KRW	3,457,998	07/27/2022	(61,116)
Standard Chartered Bank	USD	1,458	TWD	42,490	07/27/2022	(26,686)
Standard Chartered Bank	IDR	31,909,653	USD	2,219	07/28/2022	85,578
Standard Chartered Bank	USD	662	IDR	9,847,688	07/28/2022	(3,853)
Standard Chartered Bank	USD	667	PHP	35,006	07/28/2022	(31,533)
UBS AG	BRL	4,410	USD	911	07/05/2022	68,421
UBS AG	USD	842	BRL	4,410	07/05/2022	732
UBS AG	USD	1,072	CLP	912,789	07/15/2022	(79,447)

						$(123,352)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Brazilian Government International Bond, 4.250%, 01/07/2025, 06/20/2027*	(1.00)%	Quarterly	2.92%	USD	161	$13,438	$13,412	$26
Brazilian Government International Bond, 4.250%, 01/07/2025, 06/20/2027*	(1.00)	Quarterly	2.92	USD	999	83,383	64,362	19,021
CDX-EM Series 37, 5 Year Index, 06/20/2027*	(1.00)	Quarterly	3.38	USD	10,670	1,065,502	636,599	428,903
People’s Republic of China, 7.500%, 10/28/27, 06/20/2027*	(1.00)	Quarterly	0.86	USD	500	(3,419)	(9,088)	5,669
South Africa Government International Bond, 5.875%, 09/16/2025, 06/20/2027*	(1.00)	Quarterly	3.14	USD	240	22,068	11,824	10,244

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Turkey Government International Bond, 11.875%, 01/15/2030, 06/20/2027*	(1.00)%	Quarterly	8.55%	USD	70	$18,811	$13,255	$5,556
Indonesia Government International Bond, 4.125%, 01/15/2025, 06/20/2027*	(1.00)	Quarterly	1.43	USD	500	9,479	(339)	9,818
Sale Contracts
Colombia Government International Bond, 10.375%, 01/28/2033, 06/20/2027*	1.00	Quarterly	2.91	USD	190	(15,737)	(15,600)	(137)
Colombia Government International Bond, 10.375%, 01/28/2033, 06/20/2027*	1.00	Quarterly	2.91	USD	700	(57,980)	(45,787)	$(12,193)

						$1,135,545	$668,638	$466,907

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	4,290	05/13/2032	1 Day SOFR	1.670%	Annuall	$(402,601)	$—	$(402,601)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
MSCI Emerging Markets Growth	FedFundEffective Plus 0.69%	Maturity	USD	12,942	06/15/2023	$(248,026)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid)/ Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA S&P 500 Index 09/16/2022*	32.70%	Maturity	USD	1	$(3,614)	$—	$(3,614)
Citibank, NA NASDAQ 100 Stock Index 09/16/2022*	37.75	Maturity	USD	5	(5,523)	—	(5,523)
Goldman Sachs International Russell 2000 Index 09/16/2022*	38.30	Maturity	USD	1	(4,513)	—	(4,513)
JPMorgan Chase Bank, NA Hang Seng China Enterprises Index 12/29/2022*	34.40	Maturity	HKD	2	(7,620)	—	(7,620)
UBS AG Euro STOXX 50 Price EUR Index 07/15/2022*	29.95	Maturity	EUR	4	(16,246)	—	(16,246)
S&P/ASX 200 Index 09/15/2022*	25.30	Maturity	AUD	8	(2)	—	(2)
Sale Contracts
Citibank, NA Euro STOXX 50 Price EUR Index 07/15/2022*	28.35	Maturity	EUR	4	9,437	—	9,437

					$(28,081)	$—	$(28,081)

*	Termination date

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $37,428,874 or 27.9% of net assets.

(b)	Non-income producing security.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued by the Adviser.
(e)	Represents entire or partial securities out on loan.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.23% of net assets as of June 30, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Digicel Group Holdings Ltd. 7.00%, 07/18/2022	01/14/2019	$13,608	$8,043	0.01%
NAK Naftogaz Ukraine via Kondor Finance PLC 7.375%, 07/19/2022	12/08/2021	199,887	60,350	0.05%
NAK Naftogaz Ukraine via Kondor Finance PLC 7.625%, 11/08/2026	11/04/2019	200,000	151,000	0.11%
Polyus PJSC (GDR)	09/06/2019	4,388	0	0.00%
State Agency of Roads of Ukraine 6.25%, 06/24/2028	06/17/2021	360,000	86,400	0.06%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019	199,358	11	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	07/12/2013	$172,628	$20	0.00%
X5 Retail Group NV (GDR)	08/18/2020	663,676	0	0.00%

(g)	Defaulted.
(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2022.
(i)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(j)	Defaulted matured security.
(k)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(l)	The rate shown represents the 7-day yield as of period end.
(m)	Affiliated investments.
(n)

As of June 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,190,831 and gross unrealized depreciation of investments was $(27,110,943), resulting in net unrealized depreciation of $(13,920,112).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

ASX – Australian Stock Exchange

CBT – Chicago Board of Trade

CDX-EM – Emerging Market Credit Default Swap Index

ETF – Exchange Traded Fund

FedFundEffective – Federal Funds Effective Rate

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

JSC – Joint Stock Company

MSCI – Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers Automated Quotations

PJSC – Public Joint Stock Company

REG – Registered Shares

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

June 30, 2022 (unaudited)

22.0%	China
10.0%	Taiwan
9.2%	South Korea
6.7%	India
4.8%	Brazil
3.9%	Mexico
3.6%	Indonesia
2.3%	Chile
2.2%	South Africa
2.2%	Vietnam
2.1%	Philippines
1.6%	Colombia
1.6%	Qatar
26.1%	Other
1.7%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2022. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.4% or less in the following: Angola, Argentina, Azerbaijan, Bahrain, Canada, Dominican Republic, Ecuador, Egypt, El Salvador, Gabon, Ghana, Greece, Guatemala, Hong Kong, Hungary, Israel, Ivory Coast, Jamaica, Japan, Kazakhstan, Kenya, Lebanon, Luxembourg, Macau, Malaysia, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Poland, Romania, Russia, Saudi Arabia, Senegal, Sri Lanka, Switzerland, Thailand, Trinidad & Tobago, Turkey, Ukraine, United Arab Emirates, United States, Uruguay, Venezuela and Zambia.

AB Emerging Markets Multi-Asset Portfolio

June 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as    Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2022:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Financials	$1,751,866	$18,691,356	$0	#	$20,443,222
Information Technology	662,801	16,406,763	-0-		17,069,564
Consumer Discretionary	861,385	10,953,445	-0-		11,814,830
Materials	1,503,089	5,339,095	0	#	6,842,184
Industrials	974,323	3,991,064	0	#	4,965,387
Energy	523,565	2,863,639	0	#	3,387,204
Communication Services	184,561	3,189,107	0	#	3,373,668
Utilities	1,316,379	2,052,694	-0-		3,369,073
Consumer Staples	1,680,063	1,289,456	0	#	2,969,519
Real Estate	-0-	1,779,575	113,499		1,893,074
Health Care	710,397	328,754	-0-		1,039,151
Fixed Income Securities:
Sovereign Bonds	-0-	26,209,718	-0-		26,209,718
Corporate Bonds	-0-	10,326,659	20		10,326,679
Quasi-Sovereign Bonds	-0-	10,304,530	-0-		10,304,530
Emerging Markets - Treasuries	-0-	483,289	-0-		483,289
Equity Linked Notes	-0-	1,746,038	-0-		1,746,038
Investment Companies	-0-	219,360	-0-		219,360
Short-Term Investments:
Investment Companies	1,587,277	-0-	-0-		1,587,277
Time Deposits	-0-	651,641	-0-		651,641
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,064,242	-0-	-0-		1,064,242

Total Investments in Securities	12,819,948	116,826,183 +	113,519		129,759,650
Other Financial Instruments*:
Assets
Futures	7,516	108,225	-0-		115,741	†
Forward Currency Exchange Contracts	-0-	1,518,118	-0-		1,518,118
Centrally Cleared Credit Default Swaps	-0-	1,212,681	-0-		1,212,681	†
Variance Swaps	-0-	9,437	-0-		9,437
Liabilities
Futures	(188,200)	-0-	-0-		(188,200	)†
Forward Currency Exchange Contracts	-0-	(1,641,470)	-0-		(1,641,470)
Centrally Cleared Credit Default Swaps	-0-	(77,136)	-0-		(77,136	)†
Centrally Cleared Interest Rate Swaps	-0-	(402,601)	-0-		(402,601	)†
Total Return Swaps	-0-	(248,026)	-0-		(248,026)
Variance Swaps	-0-	(37,518)	-0-		(37,518)

Total	$12,639,264	$117,267,893	$113,519		$130,020,676

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

†

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended June 30, 2022 is as follows:

Fund	Market Value 3/31/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$-0-	$16,147	$14,560	$1,587	$2
Government Money Market Portfolio*	477	2,231	1,644	1,064	1
Total				$2,651	$3

*	Investment of cash collateral for securities lending transactions.